Notes Payables (Details) - Letter of Credit [Member] - Notes Payable [Member] ¥ in Millions, $ in Millions	Oct. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Oct. 31, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)
Notes Payable [Line Items]
Notes payable current	$ 2.0	$ 1.8	¥ 14.0	¥ 13.0
Due date	Sep. 30, 2025	Sep. 27, 2025